CONDENSED STATEMENTS OF CASH FLOWS (Q2) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (53,690)	$ 1,633,185
Adjustments to reconcile net income to net cash used in operating activities:
Dividends and interest on Trust Account	(793,375)	(2,531,081)
Changes in operating assets and liabilities:
Prepaid income tax	(17,119)	0
Prepaid expenses and other current assets	3,012	39,742
Accounts payable	53,529	(49,467)
Accrued expenses	(7,230)	0
Franchise tax payable	(180,000)	46,050
Income tax payable	(1,004,388)	360,000
Net cash used in operating activities	(1,999,261)	(501,571)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(746,259)	0
Trust Account withdrawal for redemption of common stock	72,585,441	0
Trust Account withdrawals for the payment of franchise taxes and income taxes	1,597,009	254,579
Net cash provided by investing activities	73,436,191	254,579
Cash Flows from Financing Activities:
Payment for redemption of common stock	(72,585,441)	0
Proceeds from promissory note	746,259	0
Net cash provided by (used in) financing activities	(71,839,182)	0
Net Change in Cash	(402,252)	(246,992)
Cash - Beginning	520,422	886,279
Cash - Ending	118,170	639,287
Supplemental Disclosure for Cash Flow activities:
Cash paid for income taxes	1,249,648	143,149
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	$ (53,689)	$ 1,633,190